As filed with the Securities and Exchange Commission on March 16, 2022

Securities Act Registration No. 333-41461

Investment Company Act Reg. No. 811-08529

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 92	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 95	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

2001 Park Place, Suite 525, Birmingham, AL 35203

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2001 Park Place, Suite 525 Birmingham, AL 35203	C. Richard Ropka, Esq. Ropka Law, LLC 215 Fries Mill Road Turnersville, NJ 08012

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|X|	On March 31, 2022 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A for Monteagle Funds (the “Funds”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 87 (“PEA No. 87”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001162044-21-001450 on November 19, 2021 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.

This Post-Effective Amendment No. 92 relates solely to the Monteagle Enhanced Equity Income Fund, a series of the Monteagle Funds (“Trust”).

This Amendment does not affect the currently effective prospectuses and statements of additional information for the series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), as amended, the Registrant has duly caused this Post-Effective Amendment No. 92 under the 1933 Act and Post-Effective Amendment No. 95 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Abilene, State of Texas, on the 16th day of March, 2022.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	03/16/2022
Paul B. Ordonio		Date

/s/ Umberto Anastasi	Treasurer	03/16/2022
Umberto Anastasi		Date

/s/ Larry J. Anderson	Trustee	03/16/2022
Larry Joe Anderson*		Date

/s/ David J. Gruber	Trustee	03/16/2022
David J. Gruber*		Date

/s/ Jeffrey W. Wallace	Trustee	03/16/2022
Jeffrey W. Wallace*		Date

*By: /s/ Paul B. Ordonio		03/16/2022
P aul B. Ordonio, Attorney-in-Fact		Date